Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended			5 Months Ended	6 Months Ended	7 Months Ended			8 Months Ended	9 Months Ended	10 Months Ended			11 Months Ended	12 Months Ended	13 Months Ended			14 Months Ended	16 Months Ended		17 Months Ended	19 Months Ended		20 Months Ended	22 Months Ended	23 Months Ended	25 Months Ended	28 Months Ended
	Jun. 30, 2025	Jun. 17, 2025	Mar. 05, 2025	Sep. 04, 2024	May 14, 2024	Nov. 28, 2023	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2026
C000245546
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Global Listed Infrastructure ETF
Accumulated Value						$ 10,000			$ 10,430					$ 10,197					$ 9,955					$ 11,428					$ 10,149			$ 10,592			$ 11,504		$ 12,011		$ 12,278	$ 13,341
C000245548
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Tax-Free USA Short Term ETF
Accumulated Value						10,000			10,164					10,156					10,184					10,419					10,420			10,512			10,623		10,801		10,854	10,902
C000245547
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Energy Transition ETF
Accumulated Value						10,000			10,986					10,961					11,176					11,598					10,593			10,241			11,673		13,396		14,307	16,541
C000251129
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Focused Emerging Markets Equity ETF
Accumulated Value				$ 10,000				$ 10,852					$ 9,865					$ 10,260					$ 12,474					$ 14,232			$ 16,711			$ 17,839
C000256889
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Focused International Core ETF
Accumulated Value	$ 10,376	$ 10,000									$ 10,340					$ 10,416					$ 9,523
C000249711
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura Focused Large Growth ETF
Accumulated Value					$ 10,000					$ 10,544					$ 10,840					$ 11,018					$ 10,465					$ 11,475			$ 12,031			$ 11,865		$ 10,285
C000256891
Account Value [Line Items]
Line Graph and Table Measure Name																										Nomura National High-Yield Municipal Bond ETF
Accumulated Value			$ 10,000				$ 9,876					$ 9,684					$ 9,964					$ 10,080					$ 10,133
MSCI World Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI World Index (net)
Accumulated Value						10,000			10,532					11,468					11,769					12,518					12,499			12,275			13,683		14,678		15,135	14,594
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg Municipal Bond Index
Accumulated Value						10,000			10,332					10,292					10,290					10,569					10,441			10,418			10,405		10,717		10,884	10,865
MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI Index (net)
Accumulated Value						10,000			10,519					11,381					11,708					12,482					12,359			12,195			13,601		14,638		15,119	14,635
MSCI Emerging Markets Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI Emerging Markets Index (net)
Accumulated Value				$ 10,000				$ 10,927					$ 10,052					$ 10,346					$ 11,586					$ 12,820			$ 13,426			$ 13,404
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000 Index
Accumulated Value					10,000					10,372					11,002					11,305					10,797					11,996			12,955			13,268		12,713
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg Municipal Bond Index
Accumulated Value			$ 10,000				$ 9,833					$ 9,821					$ 10,115					$ 10,273					$ 10,255
S&P Global Infrastructure Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P Global Infrastructure Index (net)
Accumulated Value						10,000			10,456					10,574					10,820					12,247					11,926			12,452			13,703		14,182		14,494	15,670
Bloomberg Municipal Short (1-5 Year) Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Bloomberg Municipal Short (1-5 Year) Index
Accumulated Value						10,000			10,133					10,114					10,149					10,384					10,343			10,446			10,557		10,718		10,768	10,814
S&P 1500 Energy Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name																										S&P 1500 Energy Sector Index
Accumulated Value						$ 10,000			$ 9,986					$ 11,352					$ 11,050					$ 10,717					$ 10,583			$ 11,497			$ 10,561		$ 11,214		$ 11,397	$ 15,770
MSCI ACWI ex USA Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name																										MSCI ACWI ex USA Index (net)
Accumulated Value	$ 10,198	$ 10,000									$ 10,900					$ 11,451					$ 11,370
Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																										Russell 1000 Growth Index
Accumulated Value					$ 10,000					$ 10,777					$ 11,121					$ 11,907					$ 10,720					$ 12,633			$ 13,960			$ 14,117		$ 12,737